Debt Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]

As of March 31, 2018, the loan principal will be due according to the following schedule:

US$
September 12, 2019	13,750,000
September 12, 2020	19,250,000
September 12, 2021	24,750,000
September 12, 2022	30,250,000

88,000,000

As of December 31, 2017, the loan principal will be due according to the following schedule:

US$
September 12, 2019	12,000,000
September 12, 2020	19,250,000
September 12, 2021	24,750,000
September 12, 2022	44,000,000

100,000,000